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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 16.0%
Hotels, Restaurants & Leisure 3.5%
Norwegian Cruise Line Holdings Ltd.(a)	516,368	28,787,516
Starbucks Corp.	727,700	39,907,068
Yum China Holdings, Inc.(a)	552,770	22,304,270
Yum! Brands, Inc.	458,670	34,147,981
Total		125,146,835
Household Durables 1.6%
Mohawk Industries, Inc.(a)	129,800	33,976,448
Newell Brands, Inc.	571,302	23,297,696
Total		57,274,144
Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.(a)	158,805	175,523,990
Expedia, Inc.	240,951	30,036,952
Priceline Group, Inc. (The)(a)	20,894	39,948,492
Total		245,509,434
Media 1.8%
Comcast Corp., Class A	1,017,176	36,648,851
DISH Network Corp., Class A(a)	626,148	30,393,224
Total		67,042,075
Specialty Retail 1.4%
TJX Companies, Inc. (The)	711,121	49,636,246
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp.	271,700	34,454,277
Total Consumer Discretionary		579,063,011
Consumer Staples 5.7%
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	320,600	51,642,248
SYSCO Corp.	871,628	48,479,949
Wal-Mart Stores, Inc.	284,100	24,804,771
Total		124,926,968
Food Products 0.9%
Tyson Foods, Inc., Class A	458,700	33,443,817
Tobacco 1.3%
Philip Morris International, Inc.	439,142	45,951,819
Total Consumer Staples		204,322,604
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	283,700	33,173,041
Total Energy		33,173,041
Financials 4.9%
Banks 1.0%
Citigroup, Inc.	464,500	34,140,750
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	1,054,270	54,242,192
BlackRock, Inc.	71,839	33,823,956
Charles Schwab Corp. (The)	593,500	26,612,540
Goldman Sachs Group, Inc. (The)	109,781	26,619,697
Total		141,298,385
Total Financials		175,439,135
Health Care 14.0%
Biotechnology 7.5%
ACADIA Pharmaceuticals, Inc.(a)	179,700	6,258,951
Alexion Pharmaceuticals, Inc.(a)	384,034	45,953,508
Biogen, Inc.(a)	179,470	55,933,620
bluebird bio, Inc.(a)	47,500	6,607,250
Celgene Corp.(a)	428,713	43,287,152
Clovis Oncology, Inc.(a)	140,900	10,619,633
Gilead Sciences, Inc.	724,000	54,271,040
TESARO, Inc.(a)	67,300	7,791,321
Vertex Pharmaceuticals, Inc.(a)	285,765	41,787,416
Total		272,509,891
Health Care Equipment & Supplies 1.8%
Edwards Lifesciences Corp.(a)	324,867	33,211,153
Medtronic PLC	401,000	32,288,520
Total		65,499,673
Health Care Providers & Services 2.4%
Aetna, Inc.	308,442	52,444,393
Humana, Inc.	139,400	35,595,790
Total		88,040,183

Columbia Large Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	160,900	33,015,071
Thermo Fisher Scientific, Inc.	253,148	49,067,677
Total		82,082,748
Total Health Care		508,132,495
Industrials 10.9%
Aerospace & Defense 1.2%
L3 Technologies, Inc.	223,600	41,853,448
Air Freight & Logistics 2.1%
FedEx Corp.	334,250	75,476,993
Airlines 0.8%
Southwest Airlines Co.	546,800	29,450,648
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	358,300	25,385,555
Electrical Equipment 0.7%
Sensata Technologies Holding NV(a)	550,100	26,905,391
Industrial Conglomerates 2.1%
Honeywell International, Inc.	523,300	75,438,928
Machinery 2.3%
Cummins, Inc.	233,600	41,319,168
Xylem, Inc.	611,800	40,703,054
Total		82,022,222
Road & Rail 1.0%
Kansas City Southern	364,951	38,035,193
Total Industrials		394,568,378
Information Technology 39.4%
Internet Software & Services 11.7%
Alibaba Group Holding Ltd., ADR(a)	262,242	48,485,923
Alphabet, Inc., Class A(a)	112,819	116,546,540
Alphabet, Inc., Class C(a)	106,073	107,838,055
Facebook, Inc., Class A(a)	839,973	151,245,538
Total		424,116,056
IT Services 4.7%
FleetCor Technologies, Inc.(a)	237,400	39,235,098
Visa, Inc., Class A	1,196,326	131,571,933
Total		170,807,031
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.8%
Broadcom Ltd.	239,631	63,241,017
Lam Research Corp.	247,000	51,516,790
MACOM Technology Solutions Holdings, Inc.(a)	921,900	37,687,272
Micron Technology, Inc.(a)	1,102,600	48,856,206
NVIDIA Corp.	379,160	78,414,080
Total		279,715,365
Software 9.9%
Electronic Arts, Inc.(a)	515,205	61,618,518
Microsoft Corp.	2,361,638	196,441,049
Salesforce.com, Inc.(a)	586,105	59,981,985
ServiceNow, Inc.(a)	325,167	41,091,354
Total		359,132,906
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	1,135,762	191,989,209
Total Information Technology		1,425,760,567
Materials 2.5%
Chemicals 2.5%
Eastman Chemical Co.	565,459	51,349,332
LyondellBasell Industries NV, Class A	380,900	39,434,577
Total		90,783,909
Total Materials		90,783,909
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	349,900	50,270,133
Equinix, Inc.	133,400	61,830,900
Total		112,101,033
Total Real Estate		112,101,033
Total Common Stocks (Cost $2,219,927,236)		3,523,344,173

2	Columbia Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2017 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	94,989,174	94,989,174
Total Money Market Funds (Cost $94,989,840)		94,989,174
Total Investments (Cost: $2,314,917,076)		3,618,333,347
Other Assets & Liabilities, Net		(789,082)
Net Assets		3,617,544,265
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	110,369,809	136,427,354	(151,807,989)	94,989,174	632	(632)	193,845	94,989,174
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Large Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	579,063,011	—	—	—	579,063,011
Consumer Staples	204,322,604	—	—	—	204,322,604
Energy	33,173,041	—	—	—	33,173,041
Financials	175,439,135	—	—	—	175,439,135
Health Care	508,132,495	—	—	—	508,132,495
Industrials	394,568,378	—	—	—	394,568,378
Information Technology	1,425,760,567	—	—	—	1,425,760,567
Materials	90,783,909	—	—	—	90,783,909
Real Estate	112,101,033	—	—	—	112,101,033
Total Common Stocks	3,523,344,173	—	—	—	3,523,344,173
Money Market Funds	—	—	—	94,989,174	94,989,174
Total Investments	3,523,344,173	—	—	94,989,174	3,618,333,347
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.1%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,473,976
07/01/2031	5.000%	1,750,000	2,046,713
07/01/2032	5.000%	2,000,000	2,326,980
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,514,137
Total			13,361,806
Charter Schools 0.2%
Oregon State Facilities Authority(a)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	207,892
06/15/2035	5.500%	540,000	560,142
Total			768,034
Higher Education 4.8%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,090,150
Series 2015
05/01/2030	5.000%	550,000	617,083
05/01/2036	5.000%	1,500,000	1,650,315
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	281,233
03/01/2025	5.000%	200,000	225,998
Oregon Health & Science University(b)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	7,070,000	6,303,824
Oregon Health & Science University
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,890,540
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	574,975
04/01/2031	5.000%	530,000	609,092
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linfield College Project
Series 2015A
10/01/2024	5.000%	1,390,000	1,614,137
Total			20,857,347
Hospital 11.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2019	4.000%	855,000	885,096
08/01/2020	4.000%	915,000	962,406
08/01/2021	4.000%	725,000	772,480
08/01/2026	5.000%	1,200,000	1,310,400
08/01/2027	5.000%	1,260,000	1,370,086
08/01/2031	5.000%	2,860,000	3,066,692
Deschutes County Hospital Facilities Authority
Refunding Revenue Bonds
St. Charles Health System
Series 2016
01/01/2033	4.000%	500,000	525,620
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,938,676
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2018	5.000%	1,195,000	1,231,794
09/01/2019	5.000%	1,255,000	1,335,646
09/01/2022	5.000%	500,000	573,485
Series 2016
09/01/2028	5.000%	265,000	313,652
09/01/2030	5.000%	830,000	967,672
09/01/2031	5.000%	500,000	580,540
09/01/2032	5.000%	270,000	311,896
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	4,000,000	4,676,040
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,488,900
Series 2016A
06/01/2033	5.000%	1,600,000	1,842,128
06/01/2034	5.000%	3,185,000	3,653,991

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PeaceHealth Project
Series 2009A
11/01/2019	5.000%	3,695,000	3,969,095
Series 2014A
11/15/2029	5.000%	1,600,000	1,850,608
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,775,370
Series 2016
10/01/2031	5.000%	2,430,000	2,787,113
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2030	5.000%	1,000,000	1,162,250
05/15/2031	5.000%	1,025,000	1,185,279
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,173,240
Total			49,710,155
Independent Power 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,230,859
01/01/2021	5.000%	3,000,000	2,991,120
Total			6,221,979
Investor Owned 0.9%
Port of Morrow
Refunding Revenue Bonds
Portland General Electric
Series 1998A
05/01/2033	5.000%	3,750,000	4,105,013
Local General Obligation 34.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/2020	5.000%	5,000,000	5,483,000
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,109,320
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,704,572
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	610,659
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	579,680
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,809,852
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,302,873
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,987,834
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	2,059,894
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	2,003,367
06/01/2027	5.000%	1,715,000	2,040,661
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	745,000	807,103
02/15/2027	4.500%	500,000	541,220
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,396,649
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,904,676
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,278,098
City of Portland(b)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2018	0.000%	4,000,000	3,975,600
06/01/2019	0.000%	4,000,000	3,925,240
06/01/2020	0.000%	4,000,000	3,870,160

2	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	800,977
City of Salem
Unlimited General Obligation Bonds
Series 2009
06/01/2019	5.000%	2,025,000	2,149,376
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,239,680
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	664,187
Clackamas Community College District(b)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	781,736
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,126,776
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,197,550
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,759,395
Unlimited General Obligation Refunding Notes
Series 2016
06/15/2032	4.000%	2,000,000	2,197,080
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/2034	5.000%	1,770,000	2,019,623
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Bonds
Series 2017
06/01/2032	4.000%	2,140,000	2,348,778
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/2019	2.500%	1,010,000	1,032,796
Deschutes & Jefferson Counties School District No. 2J Redmond(b)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,154,434
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,196,140
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,108,620
06/15/2021	5.500%	1,410,000	1,613,308
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,438,350
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	549,545
Lane & Douglas Counties School District No. 45J3(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2016A
06/15/2034	0.000%	1,000,000	554,490
06/15/2036	0.000%	1,000,000	502,530
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/2020	3.000%	1,000,000	1,045,220
06/15/2021	3.000%	1,610,000	1,702,929
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,158,530
Lane County School District No. 1 Pleasant Hill(b)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,279,065
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,364,660
Lane County School District No. 19 Springfield(b)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,275,006
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	1,995,508
06/15/2028	0.000%	1,480,000	1,105,057

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,219,240
Marion & Clackamas Counties School District No. 4J Silver Falls
Unlimited General Obligation Refunding Bonds
Series 2013
06/15/2021	4.000%	2,785,000	3,038,630
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(b)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,252,640
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,663,480
Multnomah County School District No. 7 Reynolds(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,564,280
Pacific Communities Health District
Unlimited General Obligation Bonds
Series 2016
06/01/2031	5.000%	775,000	910,695
06/01/2032	5.000%	845,000	988,016
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	838,358
02/01/2028	4.000%	1,000,000	1,108,630
Portland Community College District
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,587,137
Rogue Community College District
Unlimited General Obligation Bonds
Series 2016B
06/15/2031	4.000%	330,000	363,320
06/15/2032	4.000%	455,000	497,638
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,289,321
06/15/2031	5.000%	2,890,000	3,339,626
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,502,332
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,085,380
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2019	5.000%	850,000	903,057
06/15/2021	5.000%	6,575,000	7,429,816
Washington & Multnomah Counties School District No. 48J Beaverton
Limited General Obligation Refunding Notes
Series 2016
06/01/2030	4.000%	860,000	947,875
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,632,920
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,540,800
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,447,925
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Hillsboro
Series 2012
06/15/2020	4.000%	1,400,000	1,501,150
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	2,062,183
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,146,100
Total			151,612,353
Multi-Family 1.1%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2018	4.000%	740,000	756,243
10/01/2019	4.000%	780,000	811,379
10/01/2020	4.000%	810,000	853,270
10/01/2022	4.000%	875,000	931,149

4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Facilities Authority(a)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	507,090
10/01/2036	5.000%	1,000,000	1,056,650
Total			4,915,781
Municipal Power 1.9%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	403,690
12/01/2034	5.000%	400,000	459,184
12/01/2035	5.000%	410,000	469,393
12/01/2036	5.000%	440,000	502,044
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2016A
08/01/2031	4.000%	750,000	828,562
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	651,179
08/01/2030	5.000%	420,000	513,164
08/01/2031	5.000%	450,000	545,900
08/01/2032	5.000%	250,000	301,598
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,706,235
12/01/2036	5.000%	1,545,000	1,774,417
Total			8,155,366
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	691,198
12/01/2028	5.000%	645,000	734,255
12/01/2029	5.000%	340,000	385,526
12/01/2030	5.000%	335,000	379,297
12/01/2031	5.000%	375,000	424,170
12/01/2036	5.000%	1,160,000	1,311,450
Total			3,925,896
Refunded / Escrowed 15.7%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2028	5.000%	2,200,000	2,493,282
08/01/2029	5.000%	3,410,000	3,864,587
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Salem
Prerefunded 06/01/19 Limited General Obligation Bonds
Series 2009
06/01/2026	5.000%	3,315,000	3,514,828
Prerefunded 06/01/19 Unlimited General Obligation Bonds
Series 2009
06/01/2020	5.000%	880,000	933,046
Clackamas & Washington Counties School District No. 3
Prerefunded 06/15/19 Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/2024	5.000%	4,150,000	4,406,263
Clackamas County School District No. 46 Oregon Trail
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Series 2009A
06/15/2025	5.000%	4,350,000	4,618,612
06/15/2026	5.000%	3,000,000	3,185,250
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/2023	5.000%	1,000,000	1,061,750
06/15/2024	5.000%	1,165,000	1,236,939
06/15/2025	5.000%	1,275,000	1,353,731
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2024	5.000%	1,000,000	1,075,390
11/01/2025	5.000%	1,140,000	1,225,945
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/19 Revenue Bonds
Cascade Health Services, Inc.
Series 2008
01/01/2023	7.375%	2,000,000	2,142,020
Oregon State Lottery
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2021	5.000%	2,500,000	2,635,300
04/01/2027	5.000%	4,000,000	4,216,480
Port of Morrow
Prerefunded 06/01/18 Limited General Obligation Bonds
Series 2013
06/01/2023	4.000%	440,000	447,489
06/01/2024	4.000%	460,000	467,829
06/01/2025	4.000%	480,000	488,170
06/01/2026	4.000%	500,000	508,510
06/01/2027	4.000%	515,000	523,765
06/01/2028	4.000%	250,000	254,255
Puerto Rico Public Finance Corp.(c)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,340,100

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Administrative Services
Prerefunded 05/01/19 Certificate of Participation
Series 2009A
05/01/2023	5.000%	3,100,000	3,277,599
State of Oregon Department of Transportation
Prerefunded 05/15/19 Revenue Bonds
Senior Lien
Series 2009A
11/15/2027	4.750%	7,000,000	7,384,790
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/19 Revenue Bonds
Series 2009A
09/01/2021	4.250%	1,815,000	1,917,965
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	4,775,000	5,435,239
10/01/2027	5.000%	3,000,000	3,414,810
Total			68,423,944
Retirement Communities 2.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,237,120
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	960,000	1,010,256
12/01/2022	5.000%	500,000	565,400
Series 2016
12/01/2030	5.000%	325,000	365,323
12/01/2036	5.000%	900,000	988,056
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	712,012
10/01/2023	5.000%	645,000	743,853
10/01/2024	5.000%	455,000	521,471
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,294,597
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	518,755
Total			10,956,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.4%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	3,000,000	2,961,000
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	165,000	170,541
Series 2011A
07/01/2025	5.250%	2,370,000	2,536,160
Series 2011B
07/01/2028	5.250%	545,000	558,200
Total			6,225,901
Special Non Property Tax 4.4%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	522,513
06/15/2031	5.000%	725,000	865,418
06/15/2032	5.000%	780,000	923,809
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,076,095
Series 2015D
04/01/2027	5.000%	2,500,000	3,020,100
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,976,240
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,244,060
Territory of Guam(c)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	1,100,000	1,158,949
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,117,330
09/01/2032	4.000%	1,250,000	1,387,250

6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,911,942
Total			19,203,706
Special Property Tax 3.8%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,780,000	2,835,433
City of Portland
Refunding Tax Allocation Bonds
Senior Lien-Oregon Convention Center
Series 2011
06/15/2020	5.000%	4,305,000	4,695,205
Series 2015
06/15/2024	5.000%	1,480,000	1,642,460
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,756,960
06/15/2027	5.000%	1,370,000	1,523,440
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,689,655
06/15/2026	5.000%	1,440,000	1,568,967
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	905,000	905,796
Total			16,617,916
State General Obligation 2.3%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,546,113
Series 2015F
05/01/2030	5.000%	5,565,000	6,619,623
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	897,120
Series 2016A
08/01/2031	3.500%	500,000	528,165
08/01/2032	3.500%	500,000	525,780
Total			10,116,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.8%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,509,022
10/01/2027	5.000%	1,485,000	1,828,243
Total			3,337,265
Water & Sewer 6.2%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,371,304
08/01/2023	4.000%	1,290,000	1,442,026
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2031	4.000%	165,000	181,203
08/01/2032	4.000%	500,000	545,435
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,233,302
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,725,203
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	228,320
04/01/2026	4.000%	250,000	287,288
04/01/2027	4.000%	270,000	311,364
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2019	5.000%	3,490,000	3,666,385
03/01/2022	5.000%	4,620,000	5,251,739
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	233,544
11/01/2033	5.000%	265,000	308,070
11/01/2034	5.000%	250,000	289,340
11/01/2035	5.000%	225,000	259,747
11/01/2036	5.000%	200,000	230,300

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Government Waterworks Authority(c)
Revenue Bonds
Series 2016
07/01/2036	5.000%	700,000	759,192
Total			27,323,762
Total Municipal Bonds (Cost $408,159,789)			425,839,868

Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%(d)	4,487,879	4,487,879
Total Money Market Funds (Cost $4,487,879)		4,487,879
Total Investments (Cost: $412,647,668)		430,327,747
Other Assets & Liabilities, Net		6,625,362
Net Assets		436,953,109
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $2,331,774, which represents 0.53% of net assets.
(b)	Zero coupon bond.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $8,258,241, which represents 1.89% of net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	425,839,868	—	425,839,868
Money Market Funds	4,487,879	—	—	4,487,879
Total Investments	4,487,879	425,839,868	—	430,327,747
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.1%
City & County of Denver(a),(b)
Refunding Certificate of Participation
VRDN Series 2008A2 (JPMorgan Chase Bank)
12/01/2029	0.900%	2,045,000	2,045,000
New Hampshire 0.3%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University System of New Hampshire
VRDN Series 2016A2 (State Street Bank and Trust Co.)
07/01/2035	0.900%	9,600,000	9,600,000
New York 0.9%
City of New York(a),(b)
Unlimited General Obligation Bonds
VRDN Subordinated Series 2013H-2 (JPMorgan Chase Bank)
01/01/2036	0.900%	3,250,000	3,250,000
Unlimited General Obligation Notes
VRDN Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	0.900%	7,000,000	7,000,000
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.900%	10,000,000	10,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	0.900%	6,900,000	6,900,000
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.920%	4,750,000	4,750,000
Syracuse Industrial Development Agency(a),(b)
Revenue Bonds
Syracuse University
VRDN Series 2008A-2 (JPMorgan Chase Bank)
12/01/2037	0.890%	2,250,000	2,250,000
Total			34,150,000
Ohio 0.1%
Ohio Higher Educational Facility Commission(a),(b)
Revenue Bonds
Cleveland Clinic Health System Obligation
VRDN Series 2013 (Wells Fargo Bank)
01/01/2039	0.880%	3,000,000	3,000,000
Pennsylvania 0.2%
Geisinger Authority(a),(b)
Revenue Bonds
Geisinger Health System
VRDN Series 2013 (Wells Fargo Bank)
10/01/2043	0.880%	9,350,000	9,350,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.1%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
VRDN Series 2005A (JPMorgan Chase Bank NA)
05/15/2037	0.900%	5,000,000	5,000,000
Total Floating Rate Notes (Cost $63,145,000)			63,145,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.9%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	26,385,000	33,031,645
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	18,005,000	20,104,383
10/01/2041	7.750%	4,315,000	4,838,453
Total			24,942,836
Arizona 1.9%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,826,770
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,706,550
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	13,750,000	14,832,400
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	2,680,000	2,670,486

Columbia Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(d)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/2021	8.200%	6,740,000	7,734,824
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	2,023,960
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	9,775,000	10,534,420
Salt Verde Financial Corp.
Revenue Bonds
Senior Series 2007
12/01/2032	5.000%	7,170,000	8,665,877
Total			70,995,287
Arkansas 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	8,725,000	9,696,878
12/01/2042	5.000%	2,000,000	2,213,440
Total			11,910,318
California 9.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,925,031
07/01/2041	6.125%	7,015,000	7,826,706
Revenue Bonds
Sharp Healthcare
Series 2009
08/01/2039	6.250%	4,000,000	4,343,520
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/2038	6.500%	110,000	115,541
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,471,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	15,745,050
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,700,445
02/01/2037	5.000%	1,000,000	1,131,080
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	274,500
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,152,520
07/01/2046	6.375%	415,000	436,099
California State Public Works Board
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects
Subordinated Series 2009I-1
11/01/2029	6.125%	6,000,000	6,601,500
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,245,622
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	8,063,860
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,776,951
11/01/2034	5.000%	3,700,000	3,919,262
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,821,097
11/01/2043	6.375%	1,035,000	1,200,786
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,111,869
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,819,165

2	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,121,566
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2022	4.000%	1,500,000	1,626,645
09/01/2025	5.000%	790,000	874,009
09/01/2026	5.000%	1,230,000	1,354,931
09/01/2027	5.000%	1,280,000	1,406,362
City of Los Angeles Department of Airports(d)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	5,060,606
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	4,610,000	5,384,111
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,225,000	1,296,246
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/2039	5.750%	4,000,000	4,128,320
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,585,662
Series 2014A
01/15/2046	5.750%	19,005,000	22,093,883
Los Angeles County Schools Regionalized Business Services Corp.(f)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	1,982,536
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	8,766,847
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,119,194
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,917,463
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	26,829,360
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	547,320
08/01/2039	6.625%	1,500,000	1,645,200
State of California
Prerefunded 03/01/18 Unlimited General Obligation Bonds
Various Purpose
Series 2008
03/01/2027	5.500%	1,000,000	1,015,000
03/01/2038	5.250%	475,000	481,735
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	32,500,000	34,680,750
04/01/2035	6.000%	15,000,000	16,039,200
04/01/2038	6.000%	22,500,000	24,039,000
11/01/2039	5.500%	15,520,000	16,858,910
Series 2010
03/01/2030	5.250%	3,000,000	3,275,460
03/01/2033	6.000%	5,000,000	5,565,800
03/01/2040	5.500%	17,200,000	18,861,004
Series 2012
04/01/2035	5.250%	19,275,000	22,305,994
Series 2016
09/01/2035	4.000%	3,895,000	4,198,187
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/2030	4.500%	300,000	300,792
Unlimited General Obligation Refunding Notes
Various Purpose
Series 2016
09/01/2036	4.000%	2,000,000	2,149,260
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,022
Various Purpose
Series 2007
12/01/2037	5.000%	210,000	210,693

Columbia Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,396,635
09/01/2028	5.000%	1,315,000	1,431,772
09/01/2029	5.000%	1,405,000	1,523,849
09/01/2030	5.000%	1,480,000	1,600,354
09/01/2031	5.000%	1,555,000	1,677,114
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	2,295,000	2,618,549
Total			352,658,745
Colorado 1.7%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,562,484
07/01/2044	5.375%	2,100,000	2,145,213
07/01/2049	5.500%	925,000	946,664
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/2033	5.500%	2,000,000	2,053,100
06/01/2038	5.500%	6,000,000	6,159,780
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,880,820
Series 2015
12/01/2035	5.000%	3,800,000	4,084,848
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,896,123
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,519,050
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2051	5.000%	2,500,000	2,720,800
12/31/2056	5.000%	2,300,000	2,498,605
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	5,926,370
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	5,000,000	5,508,500
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/2029	6.000%	5,000,000	5,409,800
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	8,218,210
Total			65,530,367
Connecticut 0.6%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	975,300
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/2020	5.000%	10,000	10,032
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,500,000	1,642,905
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,282,225
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,791,514
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2025	5.250%	2,035,000	2,473,685
07/01/2026	5.250%	1,045,000	1,284,953
Middlesex Hospital
Series 2011N
07/01/2024	5.000%	425,000	468,478

4	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacred Heart University
Series 2011G
07/01/2031	5.375%	500,000	552,600
Western Connecticut Health
Series 2011M
07/01/2041	5.375%	1,500,000	1,628,580
Western Connecticut Health Network
Series 2011
07/01/2029	5.000%	1,000,000	1,086,020
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	8,750,000	9,526,562
Total			22,722,854
Delaware 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,399,050
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,146,960
09/01/2042	5.000%	1,350,000	1,442,583
Total			8,988,593
District of Columbia 0.4%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,166,165
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,492,005
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	530,255
07/01/2042	5.000%	1,000,000	1,050,780
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	289,353
07/01/2048	6.000%	1,150,000	1,310,425
Total			14,838,983
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 6.1%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,665,000	1,694,620
Capital Trust Agency, Inc.(e)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/2032	0.000%	1,820,000	1,365,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	22,500,000	23,643,000
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,364,120
County of Broward Airport System(d)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,573,180
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	17,050,800
10/01/2036	5.000%	21,400,000	24,096,614
Series 2017B AMT
10/01/2040	5.000%	11,250,000	12,958,425
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/2019	6.000%	500,000	530,840
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	420,000	413,192
06/15/2044	6.000%	3,100,000	2,992,058
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,117,803
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,258,560

Columbia Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2022	5.500%	1,240,000	1,335,021
06/15/2032	6.000%	4,000,000	4,283,160
06/15/2043	6.125%	5,000,000	5,270,800
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	17,535,150
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	7,665,000	8,738,100
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,441,909
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System
Series 2007
11/01/2038	5.250%	5,000,000	5,000,000
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,631,900
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	8,521,310
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,218,645
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/2022	6.875%	2,000,000	2,294,880
Orange County Industrial Development Authority(c),(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	0.000%	12,000,000	6,973,560
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,664,805
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	826,569
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,409,155
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,931,750
Total			229,134,926
Georgia 1.0%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,788,313
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,374,070
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,859,450
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	8,000,000	8,767,600
Unrefunded Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	6,925,000	7,429,763
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	429,725
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	1,440,000	1,552,349
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,247,410

6	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project
Series 2007A AMT
01/01/2034	6.125%	3,000,000	3,005,790
Total			36,454,470
Hawaii 0.6%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/2040	5.500%	6,500,000	7,007,130
Series 2010B
07/01/2030	5.625%	1,220,000	1,326,555
07/01/2040	5.750%	1,630,000	1,768,094
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2029	8.750%	940,000	1,062,219
11/15/2044	9.000%	3,000,000	3,461,340
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2021	5.000%	1,000,000	1,121,960
11/15/2027	5.000%	1,400,000	1,572,396
11/15/2032	5.125%	1,300,000	1,437,826
11/15/2037	5.250%	1,945,000	2,149,069
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,795,000	1,910,777
Total			22,817,366
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	9,809,346
10/01/2044	8.000%	5,635,000	6,092,731
10/01/2049	8.125%	4,365,000	4,736,941
Total			20,639,018
Illinois 15.1%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	12,753,295
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	11,064,100
Series 2016A AMT
01/01/2032	4.000%	3,000,000	3,099,150
01/01/2033	4.000%	3,500,000	3,595,655
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	7,828,450
01/01/2052	5.000%	17,620,000	19,544,633
Series 2015C AMT
01/01/2046	5.000%	12,525,000	13,839,373
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,210,811
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,107,170
01/01/2034	5.000%	1,000,000	1,102,680
01/01/2036	5.000%	1,000,000	1,096,740
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/2018	6.125%	1,805,000	1,809,025
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	27,625,000	28,312,862
Series 2012A
01/01/2033	5.000%	7,000,000	7,252,070
01/01/2034	5.000%	10,510,000	10,888,465
Series 2009C
01/01/2040	5.000%	26,730,000	27,243,483
Series 2015A
01/01/2033	5.500%	8,350,000	9,085,051
01/01/2039	5.500%	1,500,000	1,625,265
Series 2017A
01/01/2038	6.000%	13,080,000	14,972,545

Columbia Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,500,636
01/01/2033	5.250%	10,250,000	10,845,627
01/01/2035	5.000%	4,000,000	4,203,000
01/01/2036	5.000%	17,860,000	18,766,395
Series 2005D
01/01/2040	5.500%	2,000,000	2,154,160
Series 2007E
01/01/2042	5.500%	1,000,000	1,074,530
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,366,188
01/01/2039	5.000%	2,970,000	3,214,758
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,309,200
01/01/2044	5.000%	4,000,000	4,270,440
City of Chicago Wastewater Transmission(f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/2020	0.000%	7,275,000	6,937,076
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,101,673
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,102,160
11/01/2039	5.000%	2,000,000	2,180,880
11/01/2044	5.000%	2,850,000	3,091,196
Series 2016
11/01/2028	5.000%	865,000	1,004,230
11/01/2029	5.000%	1,750,000	2,018,223
11/01/2030	5.000%	1,000,000	1,147,340
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2020	8.250%	1,015,000	1,155,852
01/01/2023	8.250%	1,420,000	1,854,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	2,675,000	2,490,612
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	65,314,000
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	12,505,000	13,845,286
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	8,000,000	8,644,560
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	39,300,000	43,228,428
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	4,940,000	5,438,150
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2037	4.000%	5,000,000	5,058,350
07/01/2038	4.000%	5,000,000	5,047,350
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,162,119
Series 2015B
11/15/2039	5.000%	6,590,000	7,259,017
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,061,948
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	6,137,690
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	2,000,000	2,158,120
Series 2009B
08/15/2030	5.750%	10,000,000	10,790,600

8	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	3,260,000	3,527,287
Illinois Health Facilities Authority
Revenue Bonds
South Suburban
Series 1992 Escrowed to Maturity
02/15/2018	7.000%	435,000	442,352
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,685,000
01/01/2039	5.000%	5,000,000	5,653,900
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	16,254,773
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,902,300
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/2020	7.750%	2,795,000	3,074,304
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,306,416
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,858,200
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,472,110
Series 2013
07/01/2038	5.500%	4,125,000	4,418,329
Series 2013A
04/01/2036	5.000%	8,000,000	8,330,320
Series 2014
02/01/2039	5.000%	18,000,000	18,722,700
Total			567,012,730
Indiana 0.4%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/2019	5.850%	3,000,000	3,169,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/2032	5.375%	4,000,000	4,152,520
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,277,942
11/15/2041	5.750%	5,655,000	6,178,936
Unrefunded Revenue Bonds
Series 2009
05/01/2031	5.750%	1,175,000	1,247,333
Indianapolis Airport Authority(d),(e)
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/2031	0.000%	1,022,832	2,659
Total			16,029,070
Iowa 0.2%
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2026	5.600%	4,050,000	4,344,152
12/01/2027	5.700%	2,785,000	2,970,091
Total			7,314,243
Kansas 1.1%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project
Series 2012
12/15/2029	5.250%	11,000,000	9,158,820
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	32,466,370
Total			41,625,190
Kentucky 1.4%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	14,550,000	16,475,693
Series 2010B
03/01/2040	6.375%	5,800,000	6,549,302

Columbia Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,890,980
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2033	6.000%	3,200,000	3,250,112
12/01/2038	6.000%	2,850,000	2,891,496
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,315,572
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2035	4.000%	13,000,000	13,403,260
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2033	5.000%	2,045,000	2,323,365
Total			54,099,780
Louisiana 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	7,048,687
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	28,884
05/15/2041	4.000%	25,000	28,884
05/15/2047	5.000%	15,000	18,568
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	2,475,000	2,574,891
05/15/2041	4.000%	2,475,000	2,543,607
05/15/2047	5.000%	1,185,000	1,305,064
Series 2017
05/15/2036	5.000%	1,750,000	1,987,073
05/15/2046	5.000%	15,000,000	16,823,700
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,565,984
07/01/2052	5.000%	1,600,000	1,769,008
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	19,230,000	21,284,341
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2030	6.250%	5,250,000	5,502,788
01/01/2040	6.500%	20,400,000	21,380,016
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	4,215,806
Series 2015B AMT
01/01/2045	5.000%	21,150,000	23,483,268
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	7,900,000	8,380,162
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corp.
Series 2007A
06/01/2037	5.125%	14,600,000	14,643,070
Total			134,583,801
Maryland 1.1%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,404,000	6,407,714
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2046	5.000%	2,700,000	3,009,852
03/31/2051	5.000%	2,200,000	2,440,020
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	428,152
Towson University Project
Senior Series 2012
07/01/2029	5.000%	650,000	711,796

10	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/2039	6.750%	5,000,000	5,460,050
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,265,068
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,241,410
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,634,157
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/2017	8.500%	6,615,223	6,615,256
Total			41,213,475
Massachusetts 2.7%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/2030	5.250%	1,000,000	1,067,580
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,679,315
01/01/2030	5.500%	2,500,000	3,221,575
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,919,805
Senior Series 2008B
07/01/2027	5.250%	710,000	905,385
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	625,000	699,188
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,279,660
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	80,000	92,918
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,145,000	1,144,920
South Shore Hospital
Series 2016I
07/01/2036	4.000%	1,250,000	1,269,150
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	5,000,000	5,009,550
Boston College
Series 2009Q-2
07/01/2029	5.000%	10,000	10,624
Evergreen Center, Inc.
Series 2005
01/01/2035	5.500%	750,000	750,105
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	1,000,000	1,074,260
Partners Healthcare
Series 2012L
07/01/2036	5.000%	1,000,000	1,103,230
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	4,500,000	4,915,620
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,733,180
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	425,000	466,183
Suffolk University
Series 2009
07/01/2030	6.250%	360,000	386,935
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	47,084
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,506,255
Series 2016J AMT
07/01/2033	3.500%	5,665,000	5,550,850

Columbia Tax-Exempt Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	12,450,000	14,312,146
01/01/2027	5.000%	3,000,000	3,406,860
Issue I
Series 2010B AMT
01/01/2031	5.700%	4,445,000	4,668,672
Series 2008H (AGM) AMT
01/01/2030	6.350%	3,255,000	3,397,113
Series 2011J AMT
07/01/2033	5.625%	1,155,000	1,241,948
Series 2012J AMT
07/01/2025	4.625%	3,770,000	3,963,137
07/01/2028	4.900%	495,000	516,830
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/2028	6.000%	385,000	406,803
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/2035	5.375%	1,000,000	1,057,170
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,250,000	1,253,600
07/15/2037	5.000%	500,000	501,165
Partners Healthcare
Series 2010J-1
07/01/2034	5.000%	11,400,000	12,051,624
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,287,360
Massachusetts Housing Finance Agency(d)
Revenue Bonds
Housing
Series 2011A AMT
12/01/2036	5.250%	905,000	940,268
Series 2010C AMT
12/01/2030	5.000%	555,000	574,547
Massachusetts Port Authority(d)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/2032	5.000%	2,000,000	2,005,160
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,706,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/2019	6.500%	1,410,000	1,476,665
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,393,810
Total			102,995,000
Michigan 4.4%
Allen Academy(e)
Refunding Revenue Bonds
Public School Academy
Series 2013
06/01/2022	0.000%	2,000,000	600,000
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	13,221,128
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,380,322
07/01/2041	5.250%	8,765,000	9,536,232
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,014
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/2017	5.000%	390,000	390,020
11/01/2022	5.000%	750,000	750,105
11/01/2032	4.750%	1,170,000	1,117,982
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,309,296
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,144,890
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	24,420,000	24,922,075

12	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,192,868
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,676,171
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,900,495
07/01/2035	5.000%	4,830,000	5,367,966
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,175,540
Michigan Finance Authority(d)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,605,975
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,952,067
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,197,643
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,403,127
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,101,729
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	13,204,652
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,132,820
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	24,386,396
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	810,000	918,556
Total			166,593,069
Minnesota 3.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	12,184,535
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	3,946,080
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2032	6.750%	7,500,000	7,936,950
City of St. Louis Park
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	16,825,000	18,082,164
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/2037	5.750%	1,750,000	1,753,010
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,105,506
11/15/2040	5.000%	935,000	1,148,498
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,447,030
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	4,000,000	4,468,040
03/01/2040	6.500%	2,800,000	3,137,232

Columbia Tax-Exempt Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	25,617,900
01/01/2023	0.000%	26,500,000	24,059,085
01/01/2025	0.000%	17,500,000	14,939,925
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,620,138
Total			128,446,093
Mississippi 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,873,005
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	5,300,000	5,927,626
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	4,920,000	5,133,577
Total			13,934,208
Missouri 1.9%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	558,820
03/01/2036	5.000%	1,250,000	1,370,962
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	860,000	859,639
11/01/2039	6.875%	1,500,000	1,532,550
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/2042	5.500%	2,000,000	2,101,980
Series 2011
02/01/2031	5.750%	1,730,000	1,898,571
02/01/2041	6.000%	2,600,000	2,830,230
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
02/01/2035	5.000%	7,350,000	7,950,642
02/01/2044	5.000%	12,725,000	13,624,785
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2039	8.250%	12,000,000	14,070,600
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,326,804
05/15/2042	5.250%	2,290,000	2,405,622
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	7,791,552
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,375,100
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	3,123,010
Total			72,820,867
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,125,209
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	924,184
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,266,279
05/15/2029	5.000%	2,125,000	2,366,187
05/15/2030	5.000%	2,000,000	2,213,260
05/15/2036	5.000%	1,000,000	1,083,910
05/15/2044	5.000%	6,400,000	6,859,840

14	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,836,625
Nebraska Elementary & Secondary School Finance Authority
Prerefunded 09/01/18 Revenue Bonds
Boys Town Project
Series 2008
09/01/2028	4.750%	6,800,000	7,005,700
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	4,500,000	4,472,280
Total			41,028,265
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,680,150
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,032,940
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	18,750,000	20,208,187
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,058,077
Total			25,979,354
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,463,425
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,867,477
07/01/2042	6.250%	1,000,000	1,067,920
Total			6,398,822
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 2.7%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,028,646
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2037	0.000%	4,000,000	42,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,336,490
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,052,400
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,743,595
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,034,760
01/01/2044	5.250%	2,000,000	2,063,540
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	4,350,000	4,720,402
06/01/2042	5.875%	14,500,000	15,620,995
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,644,240
Series 2015WW
06/15/2040	5.250%	2,750,000	2,983,117
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,339,663
New Jersey Economic Development Authority(d)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,504,850
09/15/2029	5.250%	2,500,000	2,737,175
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07/01/2033	5.750%	750,000	805,133

Columbia Tax-Exempt Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,945,275
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,528,080
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	3,077,475
Union County Utilities Authority(d)
Refunding Revenue Bonds
Covanta Union
Series 2011 AMT
12/01/2031	5.250%	15,000,000	16,639,650
Total			100,847,501
New York 3.0%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	6,500,000	7,192,640
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	541,965
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/2033	6.000%	2,725,000	2,922,726
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/2046	5.000%	2,000,000	2,034,340
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-4
01/15/2025	5.125%	2,000,000	2,096,140
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,955,232
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	13,350,000	14,666,978
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,651,090
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	10,000,000	10,255,600
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	8,313,675
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	7,000,000	7,137,270
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	2,300,000	2,367,114
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/2022	5.750%	6,500,000	6,798,805
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,795,620
Suffolk County Industrial Development Agency(d)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	5,420,000	5,422,222
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/2021	6.125%	11,000,000	11,964,480
Ulster County Capital Resource Corp.(c),(f)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014A
09/15/2044	0.000%	545,000	497,977
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014B
09/15/2044	7.000%	2,765,000	2,879,112

16	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/2037	6.000%	2,900,000	2,899,652
09/15/2042	6.000%	7,000,000	6,954,710
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,333,240
Total			112,680,588
North Carolina 0.5%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	3,026,001	3,103,013
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	10,687,800
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,305,768
North Carolina Medical Care Commission
Revenue Bonds
Health Care Housing-Arc Projects
Series 2004A
10/01/2034	5.800%	1,400,000	1,404,466
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	264,036
07/01/2034	0.000%	1,135,000	538,580
Total			18,303,663
North Dakota 0.3%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,279,753
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,370,000	2,360,212
Total			10,639,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,611,537
Greenup Hydroelectric Project
Series 2016A
02/15/2036	4.000%	500,000	522,590
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	19,000,000	17,787,990
City of Lakewood Water System
Revenue Bonds
Mortgage
Series 1995 (AMBAC)
07/01/2020	5.850%	670,000	716,451
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,642,371
08/01/2041	5.250%	6,900,000	7,636,989
Cleveland Department of Public Utilities Division of Public Power
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/2028	5.000%	500,000	510,150
Cleveland Department of Public Utilities Division of Water
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/2021	5.500%	2,790,000	2,988,313
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,009,660
Ohio Higher Educational Facility Commission
Revenue Bonds
University of Dayton Project
Series 2009
12/01/2024	5.500%	3,000,000	3,140,370
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2047	3.625%	2,720,000	2,654,367
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,767,070

Columbia Tax-Exempt Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,790,250
01/01/2043	4.000%	2,625,000	2,743,204
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,818,402
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,605,858
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,221,250
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,280,518	1,280,441
Toledo-Lucas County Port Authority(f)
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	0.000%	510,206	20,408
Total			92,467,671
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,221,360
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,590,960
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,459,006
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2033	5.000%	1,000,000	1,162,650
07/01/2034	5.000%	1,355,000	1,568,318
07/01/2042	5.000%	2,000,000	2,271,980
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,725,000	5,701,756
Total			15,754,670
Pennsylvania 6.6%
Butler County Hospital Authority
Prerefunded 07/01/19 Revenue Bonds
Butler Health Systems Project
Series 2009
07/01/2039	7.250%	7,000,000	7,683,200
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,568,504
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,216,204
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,404,080
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	12,021,038
Pennsylvania Convention Center Authority
Revenue Bonds
Series 1989A Escrowed to Maturity (FGIC)
09/01/2019	6.000%	9,610,000	10,168,437
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	30,571,800
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,601,155

18	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,819,870
06/30/2042	5.000%	29,375,000	32,571,881
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,253,060
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	20,255,000	20,277,888
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	28,652,911
Series 2016A-1
12/01/2046	5.000%	10,000,000	11,062,400
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,181,900
Series 2017A-1
12/01/2047	5.000%	5,000,000	5,700,700
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,921,800
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,576,574
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2042	5.000%	2,000,000	2,109,640
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,331,673
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Lease
Series 2009
04/01/2034	6.500%	2,500,000	2,687,750
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/2036	5.000%	4,850,000	5,210,064
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westmoreland County Municipal Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,810,560
Total			247,403,089
Puerto Rico 0.3%
Puerto Rico Electric Power Authority(g)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/2023	5.000%	1,000,000	1,010,760
Revenue Bonds
Series 2003NN (NPFGC)
07/01/2021	5.250%	3,500,000	3,617,390
Puerto Rico Highway & Transportation Authority(g)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/2020	5.500%	180,000	186,748
Puerto Rico Public Finance Corp.(g)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	558,203
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,132,009
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,302,473
Total			9,807,583
South Carolina 1.5%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,433,187
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,180,000	13,243,269
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	795,000	830,584
11/01/2033	7.000%	910,000	976,940
11/01/2045	7.250%	3,935,000	4,245,314
South Carolina Ports Authority(d)
Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	15,270,872

Columbia Tax-Exempt Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/2028	5.375%	10,000	10,498
Refunding Revenue Bonds
Series 2016B
12/01/2056	5.000%	12,000,000	13,359,960
Revenue Bonds
Series 2015E
12/01/2055	5.250%	5,415,000	6,113,373
Total			55,483,997
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,857,500
11/01/2045	5.000%	6,920,000	7,752,476
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,398,690
Total			18,008,666
Tennessee 0.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,430,624
10/01/2035	5.000%	645,000	709,951
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,572,480
Series 2017A
07/01/2048	5.000%	1,665,000	1,863,068
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,140,000	1,142,383
07/01/2042	3.600%	750,000	749,490
Total			13,467,996
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 9.8%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	7,200,000	8,124,696
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	229,848
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	14,604,683
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	8,620,000	9,880,330
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,989,116
Series 2016
01/01/2046	5.000%	9,835,000	10,955,600
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,336,300
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,621,500
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,830,712
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,344,555
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,173,700
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,131,050
11/15/2046	5.000%	3,000,000	3,378,180

20	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/2034	5.500%	10,500,000	10,802,505
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	6,116,499
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,383,560
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/2031	5.000%	5,000,000	5,549,200
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2041	5.750%	2,000,000	2,320,480
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,357,620
08/15/2042	5.000%	5,575,000	5,877,388
Series 2013
08/15/2033	6.000%	990,000	1,146,628
International Leadership
Series 2015
08/15/2038	5.750%	5,810,000	6,271,372
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,232,270
Series 2015A
12/01/2035	5.000%	2,200,000	2,441,560
12/01/2045	5.000%	1,100,000	1,197,570
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	861,135
11/01/2035	5.000%	1,000,000	1,144,800
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2035	5.000%	10,000,000	10,997,300
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,828,298
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,142,430
03/01/2031	5.000%	1,195,000	1,355,931
03/01/2034	5.000%	645,000	721,961
03/01/2040	4.000%	2,945,000	2,949,418
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,471,960
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	8,800,000	9,376,664
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/2021	6.750%	1,620,000	1,722,109
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,804,894
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/2044	6.375%	7,500,000	8,169,675
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/2029	6.300%	2,800,000	3,044,804
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	15,000,000	15,089,400
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	1,031,010
07/01/2046	5.000%	4,600,000	4,979,316
07/01/2051	4.750%	2,715,000	2,856,614
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,607,425
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,181,469

Columbia Tax-Exempt Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NCCD-College Station Properties LLC
Series 2015A
07/01/2047	5.000%	14,360,000	14,205,630
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	946,777
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/2044	5.250%	5,000,000	5,190,600
Series 2011
01/01/2038	5.000%	5,500,000	5,941,760
Series 2012B
01/01/2042	5.000%	12,845,000	14,144,400
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,437,099
Series 2016A
01/01/2039	5.000%	2,500,000	2,857,625
North Texas Tollway Authority(h)
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2043	5.000%	6,500,000	7,508,085
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	400,725
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,312,720
11/15/2044	7.750%	2,800,000	3,246,544
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	2,700,000	3,095,199
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	7,968,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,679,250
10/01/2049	5.000%	1,870,000	1,998,226
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	3,973,043
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,322,200
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	2,000,000	2,343,140
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,476,795
12/31/2055	5.000%	13,250,000	14,443,825
Total			367,125,528
Utah 0.5%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,659,360
07/01/2047	5.000%	11,500,000	13,177,620
Total			17,836,980
Virginia 0.8%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,922,625
07/01/2051	5.000%	2,700,000	3,006,720
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2047	5.000%	7,505,000	8,141,349
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/2023	5.000%	10,000,000	11,419,600

22	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,130,770
06/15/2031	5.000%	800,000	902,040
06/15/2033	5.000%	500,000	559,615
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,338,350
Total			31,421,069
Washington 2.3%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,589,865
09/01/2032	5.250%	1,000,000	1,028,680
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2045	6.250%	2,500,000	2,531,425
Snoqualmie Valley Hospital
Series 2015A
12/01/2035	6.000%	1,300,000	1,324,895
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2036	5.000%	9,000,000	10,494,180
05/01/2042	5.000%	7,500,000	8,644,575
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01/01/2020	5.000%	12,000,000	12,992,520
Washington Health Care Facilities Authority(h)
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,757,250
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,340,169
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,264,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,153,533
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,700,000	10,590,945
10/01/2047	6.750%	1,000,000	1,097,690
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/2023	5.000%	500,000	542,750
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	480,000	504,744
07/01/2035	6.750%	550,000	581,906
07/01/2045	7.000%	1,800,000	1,919,322
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	529,770
01/01/2028	5.000%	1,030,000	1,095,848
01/01/2033	5.000%	1,315,000	1,373,241
01/01/2043	5.250%	3,870,000	4,045,698
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,527,198
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	375,000	375,435
01/01/2025	5.000%	770,000	766,289
01/01/2035	5.750%	575,000	582,348
01/01/2045	6.000%	2,325,000	2,359,875
Total			86,014,751
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	4,202,467
Wisconsin 3.0%
City of La Crosse(d)
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT
11/01/2021	6.000%	6,000,000	6,858,000

Columbia Tax-Exempt Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe Redevelopment Authority
Prerefunded 02/15/19 Revenue Bonds
Monroe Clinic, Inc.
Series 2009
02/15/2039	5.875%	5,000,000	5,299,300
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016B AMT
12/01/2025	5.000%	4,500,000	5,096,610
TRIPS Senior Obligation Group
Series 2012B AMT
07/01/2028	5.250%	4,000,000	4,370,600
07/01/2042	5.000%	2,000,000	2,134,180
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	2,370,000	2,379,788
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	881,065
05/15/2047	5.250%	1,105,000	1,181,930
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	1,675,000	1,789,570
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	25,150,000	26,895,662
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/2029	7.250%	1,000,000	1,111,290
09/15/2039	7.625%	1,000,000	1,118,200
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	28,000,000	28,733,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	6,100,000	6,532,002
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,330,703
08/15/2034	5.250%	8,000,000	8,571,200
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	1,365,000	1,417,689
Total			111,701,389
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/2039	5.750%	7,900,000	8,375,501
Total Municipal Bonds (Cost $3,472,982,830)			3,659,629,018

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%(i)	114,651	114,651
Total Money Market Funds (Cost $114,651)		114,651
Total Investments (Cost $3,536,242,481)		3,722,888,669
Other Assets & Liabilities, Net		34,814,610
Net Assets		$3,757,703,279

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $78,735,962, which represents 2.10% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
24	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2017, the value of these securities amounted to $17,226,084, which represents 0.46% of net assets.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $9,807,583, which represents 0.26% of net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Tax-Exempt Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	63,145,000	—	63,145,000
Municipal Bonds	—	3,659,629,018	—	3,659,629,018
Money Market Funds	114,651	—	—	114,651
Total Investments	114,651	3,722,774,018	—	3,722,888,669
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
26	Columbia Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 25.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
1-month USD LIBOR + 0.800% 12/27/2022	1.824%	345,654	345,730
AccessLex Institute(b)
Series 2004A Class A2
3-month USD LIBOR + 0.260% 04/25/2029	1.627%	3,806	3,804
Series 2005-1 Class A3
3-month USD LIBOR + 0.150% 06/22/2022	1.473%	1,912,023	1,911,147
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	14,050,000	14,051,305
American Credit Acceptance Receivables Trust(a)
Series 2016-1A Class A
05/12/2020	2.370%	39,192	39,194
Series 2016-3 Class A
11/12/2020	1.700%	4,336,600	4,330,907
Series 2016-4 Class A
06/12/2020	1.500%	5,534,113	5,528,511
Series 2017-1 Class A
06/15/2020	1.720%	7,354,892	7,349,261
Series 2017-2 Class A
07/13/2020	1.840%	3,178,263	3,177,869
Series 2017-3 Class A
03/10/2020	1.820%	4,550,906	4,550,462
AmeriCredit Automobile Receivables Trust(b)
Series 2016-3 Class A2B
1-month USD LIBOR + 0.560% 11/08/2019	1.795%	1,022,608	1,023,158
AmeriCredit Automobile Receivables Trust
Series 2017-2 Class A2A
09/18/2020	1.650%	2,400,000	2,398,012
Series 2017-3 Class A2A
12/18/2020	1.690%	4,125,000	4,119,244
ARI Fleet Lease Trust(a)
Series 2016-A Class A2
07/15/2024	1.820%	3,273,287	3,273,810
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	3,050,000	3,048,077
Series 2017-2A Class A2
05/11/2020	2.000%	7,000,000	6,997,021
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	5,808,000	5,798,138
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/2019	1.230%	6,868	6,867
CarMax Auto Owner Trust
Series 2013-4 Class A4
05/15/2019	1.280%	3,572,927	3,571,707
Series 2016-4 Class A2
11/15/2019	1.210%	2,012,281	2,009,567
Series 2017-3 Class A2A
09/15/2020	1.640%	4,615,000	4,610,690
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/2018	1.460%	926,374	925,779
Series 2017-1 Class A2
11/14/2023	1.840%	4,700,000	4,683,630
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	4,958,404	4,969,931
Series 2016-2A Class A1
06/15/2028	1.880%	6,940,316	6,940,108
Series 2017-3A Class A1
08/15/2029	1.910%	7,900,000	7,876,893
Series 2017-4A Class A1
11/15/2029	2.120%	6,095,000	6,094,348
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	1.689%	6,600,000	6,614,860
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	2,291,885	2,289,776
Citibank Credit Card Issuance Trust
Series 2014-A8 Class A8
04/09/2020	1.730%	7,099,000	7,106,532
CNH Equipment Trust
Series 2014-C Class A3
11/15/2019	1.050%	1,641,997	1,639,884
Series 2015-B Class A3
07/15/2020	1.370%	2,436,983	2,434,762
Series 2016-B Class A2A
10/15/2019	1.310%	1,384,906	1,383,851
Series 2016-C Class A2
02/18/2020	1.260%	3,308,492	3,302,726
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	123,470	123,518

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/2018	1.430%	741,869	741,482
Drive Auto Receivables Trust
Series 2017-2 Class A2A
08/15/2019	1.630%	4,370,000	4,370,118
Drive Auto Receivables Trust(a)
Series 2017-AA Class A2
03/15/2019	1.480%	221,407	221,380
Series 2017-BA Class A2
12/17/2018	1.590%	2,870,481	2,870,359
DT Auto Owner Trust(a)
Series 2016-4A Class A
11/15/2019	1.440%	1,275,745	1,275,337
Series 2017-2A Class A
05/15/2020	1.720%	2,384,056	2,382,626
Series 2017-3A Class A
08/17/2020	1.730%	4,772,124	4,767,297
Enterprise Fleet Financing LLC(a)
Series 2015-1 Class A2
09/20/2020	1.300%	1,602,241	1,601,438
Series 2015-2 Class A2
02/22/2021	1.590%	1,994,830	1,994,507
Series 2016-2 Class A2
02/22/2022	1.740%	2,595,463	2,593,372
Series 2017-1 Class A2
07/20/2022	2.130%	3,700,000	3,708,681
Series 2017-3 Class A2
05/22/2023	2.130%	3,200,000	3,199,971
Exeter Automobile Receivables Trust(a)
Series 2015-3A Class A
03/16/2020	2.000%	197,076	197,080
Series 2016-1A Class A
07/15/2020	2.350%	650,268	650,055
Series 2016-3A Class A
11/16/2020	1.840%	1,421,137	1,421,030
Series 2017-3A Class A
12/15/2021	2.050%	3,673,777	3,670,670
First Investors Auto Owner Trust(a)
Series 2015-1A Class A3
11/16/2020	1.710%	1,168,690	1,168,175
Series 2017-1A Class A1
04/15/2021	1.690%	1,340,243	1,337,037
Series 2017-2A Class A1
10/15/2021	1.860%	4,379,019	4,370,523
Flagship Credit Auto Trust(a)
Series 2016-3 Class A1
12/15/2019	1.610%	2,646,176	2,642,778
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	5,750,000	5,767,594
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/2020	1.420%	12,460,000	12,458,131
GM Financial Automobile Leasing Trust
Series 2015-1 Class A3
09/20/2018	1.530%	1,333,790	1,333,803
Series 2015-2 Class A3
12/20/2018	1.680%	6,502,392	6,504,468
Series 2015-3 Class A3
03/20/2019	1.690%	2,077,333	2,077,503
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2017-1 Class A2
04/22/2019	1.720%	3,500,000	3,494,772
Harley-Davidson Motorcycle Trust
Series 2015-2 Class A3
03/16/2020	1.300%	4,882,062	4,878,334
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	1.805%	3,864,305	3,867,869
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.335%	4,996,388	5,009,050
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	1.885%	6,700,000	6,700,204
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	5,902,906	5,889,918
Huntington Auto Trust
Series 2016-1 Class A3
11/16/2020	1.590%	15,815,000	15,788,602
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	1,935,069	1,933,000
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	4,000,000	3,997,258
John Deere Owner Trust
Series 2017-B Class A2A
04/15/2020	1.590%	3,115,000	3,112,387
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	8,890,941	8,881,097

2	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Lien Trust(a)
Series 2015-A Class A
11/10/2028	1.340%	469,348	467,256
Series 2016-A Class A
11/10/2029	1.470%	722,337	717,393
Series 2017-A Class A
11/10/2030	1.870%	8,300,000	8,300,000
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.549%	9,250,000	9,263,021
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	397,938	398,129
Prestige Auto Receivables Trust(a)
Series 2016-1A Class A3
06/15/2020	1.990%	3,250,000	3,252,260
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	1,026,437	1,026,010
Securitized Term Auto Receivables Trust(a)
Series 2017-2A Class A2A
01/27/2020	1.775%	5,000,000	4,999,500
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
3-month USD LIBOR + 0.280% 09/15/2022	1.600%	461,632	461,801
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	1.867%	7,827,154	7,853,640
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
1-month USD LIBOR + 0.700% 02/15/2023	1.926%	158,964	158,966
Series 2016-A Class A1
1-month USD LIBOR + 0.700% 05/15/2023	1.939%	843,711	844,207
Series 2016-B Class A1
1-month USD LIBOR + 0.650% 11/15/2023	1.889%	3,793,683	3,798,916
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	4,099,312	4,093,935
Sofi Professional Loan Program(a)
Series 2017-C Class A2A
07/25/2040	1.750%	3,052,807	3,047,013
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2A
03/25/2031	1.680%	3,136,572	3,134,151
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-C Class A2A
05/26/2031	1.480%	1,640,353	1,633,493
TCF Auto Receivables Owner Trust(a)
Series 2016-1A Class A2
11/15/2019	1.390%	2,915,077	2,913,358
Series 2016-PT1A Class A
06/15/2022	1.930%	6,469,727	6,462,584
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	7,654,000	7,615,572
Series 2016-2A Class A
05/20/2021	1.680%	10,210,000	10,171,625
Volvo Financial Equipment LLC(a)
Series 2016-1A Class A2
10/15/2018	1.440%	324,122	324,104
Series 2017-1A Class A2
10/15/2019	1.550%	5,000,000	4,994,229
Wachovia Student Loan Trust(b)
Series 2005-1 Class A5
3-month USD LIBOR + 0.130% 01/26/2026	1.497%	5,117,661	5,116,142
Westlake Automobile Receivables Trust(a)
Series 2016-1A Class A2A
01/15/2019	1.820%	137,411	137,426
Series 2016-3A Class A2
10/15/2019	1.420%	2,940,058	2,936,961
Series 2017-1A Class A2
04/15/2020	1.780%	5,529,607	5,531,472
Series 2017-2A Class A2A
07/15/2020	1.800%	8,750,000	8,737,397
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/2024	1.270%	937,288	936,466
World Omni Automobile Lease Securitization Trust(b)
Series 2016-A2B Class A2B
1-month USD LIBOR + 0.410% 02/15/2019	1.649%	2,335,687	2,337,971
Total Asset-Backed Securities — Non-Agency (Cost $383,203,864)			383,073,983

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,305,766	2,284,496
Commercial Mortgage Pass-Through Certificates
Series 2013-LC6 Class A2
01/10/2046	1.906%	576,083	575,904
Series 2014-CR14 Class A1
02/10/2047	1.330%	624,773	624,266

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2013-CR10 Class A1
08/10/2046	1.278%	902,546	901,070
Series 2013-CR6 Class A2
03/10/2046	2.122%	2,727,988	2,726,807
Series 2013-CR9 Class A2
07/10/2045	3.055%	6,514,950	6,545,388
Series 2014-CR19 Class A1
08/10/2047	1.415%	7,779,797	7,754,448
Series 2014-CR20 Class A1
11/10/2047	1.324%	6,178,551	6,149,202
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A2
07/15/2045	2.424%	1,781,502	1,786,563
Series 2014-C19 Class A1
04/15/2047	1.266%	105,051	104,983
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9 Class A2
12/15/2047	1.677%	2,851,828	2,849,929
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	746,053	744,066
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	9,009,382	9,169,079
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A2
12/10/2045	1.712%	681,629	681,414
WF-RBS Commercial Mortgage Trust
Series 2014-C20 Class A1
05/15/2047	1.283%	3,438,674	3,426,518
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $46,396,104)			46,324,133

Corporate Bonds & Notes 52.5%

Aerospace & Defense 1.0%
Lockheed Martin Corp.
11/23/2018	1.850%	8,000,000	8,008,000
Northrop Grumman Corp.
06/01/2018	1.750%	8,000,000	8,004,744
Total			16,012,744
Automotive 1.7%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.250% 11/05/2018	1.562%	5,000,000	5,003,145
Ford Motor Credit Co. LLC
10/05/2018	2.551%	10,935,000	11,000,468
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
01/12/2018	1.450%	10,000,000	10,000,140
Total			26,003,753
Banking 17.0%
American Express Credit Corp.(b)
3-month USD LIBOR + 0.550% 03/18/2019	1.871%	8,000,000	8,047,320
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.660% 09/23/2019	1.988%	8,000,000	8,064,784
Bank of America Corp.(b)
3-month USD LIBOR + 0.870% 04/01/2019	2.205%	15,000,000	15,129,900
Bank of Montreal(b)
3-month USD LIBOR + 0.600% 12/12/2019	1.910%	8,000,000	8,055,768
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 0.380% 05/22/2018	1.552%	6,000,000	6,009,594
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.390% 07/14/2020	1.749%	8,000,000	8,010,304
Barclays Bank PLC
02/20/2019	2.500%	7,000,000	7,046,809
BB&T Corp.(b)
3-month USD LIBOR + 0.660% 02/01/2019	2.037%	8,000,000	8,051,200
Capital One NA(b)
3-month USD LIBOR + 0.680% 02/05/2018	1.992%	7,000,000	7,005,551
Citigroup Inc.(b)
3-month USD LIBOR + 0.790% 01/10/2020	2.140%	11,000,000	11,091,520
Commonwealth Bank of Australia
03/12/2018	1.625%	8,500,000	8,503,128
Cooperatieve Rabobank UA
01/14/2019	2.250%	8,000,000	8,041,240
Credit Suisse AG
04/27/2018	1.700%	6,000,000	6,002,064
Discover Bank
02/21/2018	2.000%	7,000,000	7,006,132
Fifth Third Bank
02/28/2018	1.450%	8,500,000	8,496,880
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	2.523%	12,000,000	12,204,060
HSBC USA, Inc.
08/07/2018	2.000%	10,000,000	10,023,890

4	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington National Bank (The)
06/30/2018	2.000%	8,000,000	8,012,712
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	2.453%	6,000,000	6,076,842
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 0.840% 03/22/2019	1.996%	16,000,000	16,128,480
KeyBank NA
02/01/2018	1.650%	8,000,000	8,001,008
Lloyds Bank PLC
11/27/2018	2.300%	8,000,000	8,033,480
M&T Bank Corp.
07/25/2019	2.250%	4,000,000	4,019,484
Manufacturers & Traders Trust Co.
01/30/2019	2.300%	1,595,000	1,601,626
Morgan Stanley(b)
3-month USD LIBOR + 0.850% 01/24/2019	2.003%	12,000,000	12,078,156
PNC Bank NA(b)
3-month USD LIBOR + 0.400% 12/07/2018	1.717%	8,500,000	8,514,637
Royal Bank of Canada(b)
3-month USD LIBOR + 0.710% 04/15/2019	2.069%	8,000,000	8,061,440
State Street Corp.
05/15/2018	1.350%	3,713,000	3,709,833
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.840% 01/22/2019	2.203%	3,474,000	3,503,362
U.S. Bank NA(b)
3-month USD LIBOR + 0.150% 05/24/2019	1.467%	8,000,000	8,004,176
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	2.243%	10,000,000	10,150,100
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.430% 03/06/2020	1.746%	6,885,000	6,904,498
Total			259,589,978
Cable and Satellite 1.1%
British Sky Broadcasting Group PLC(a)
02/15/2018	6.100%	6,170,000	6,246,144
Comcast Corp.
05/15/2018	5.700%	10,000,000	10,219,540
Total			16,465,684
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
LyondellBasell Industries NV
04/15/2019	5.000%	7,000,000	7,239,127
Construction Machinery 1.1%
Caterpillar Financial Services(b)
3-month USD LIBOR + 0.510% 01/10/2020	1.860%	8,000,000	8,062,272
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.270% 10/15/2018	1.629%	8,000,000	8,017,016
Total			16,079,288
Diversified Manufacturing 1.1%
General Electric Capital Corp.(b)
3-month USD LIBOR + 0.620% 01/09/2020	1.970%	10,473,000	10,567,278
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.280% 10/30/2019	1.658%	1,875,000	1,883,222
United Technologies Corp.(b)
3-month USD LIBOR + 0.350% 11/01/2019	1.727%	5,000,000	5,022,395
Total			17,472,895
Electric 3.0%
Duke Energy Corp.
06/15/2018	2.100%	2,848,000	2,852,990
MidAmerican Energy Co.
03/15/2018	5.300%	7,010,000	7,111,056
National Rural Utilities Cooperative Finance Corp.
02/01/2018	5.450%	2,255,000	2,277,250
Pacific Gas & Electric Co.(b)
3-month USD LIBOR + 0.200% 11/30/2017	1.518%	7,000,000	6,999,711
Southern California Edison Co.
11/01/2017	1.250%	2,000,000	1,999,983
Southern Co. (The)
07/01/2018	1.550%	7,159,000	7,152,249
Virginia Electric & Power Co.
04/30/2018	5.400%	9,393,000	9,563,830
WEC Energy Group, Inc.
06/15/2018	1.650%	7,807,000	7,803,323
Total			45,760,392
Food and Beverage 2.1%
Anheuser-Busch InBev Finance, Inc.(b)
3-month USD LIBOR + 0.400% 02/01/2019	1.777%	6,152,000	6,175,255

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Capital PLC
04/29/2018	1.125%	7,000,000	6,985,244
Kraft Heinz Foods Co.
07/02/2018	2.000%	6,000,000	6,007,656
Molson Coors Brewing Co.(a)
03/15/2019	1.900%	6,000,000	5,988,096
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.040% 05/02/2019	1.210%	7,000,000	6,998,908
Total			32,155,159
Health Care 1.4%
Cardinal Health, Inc.
06/14/2019	1.948%	5,000,000	4,991,060
Express Scripts Holding Co.
06/15/2019	2.250%	5,000,000	5,015,660
Medtronic, Inc.(b)
3-month USD LIBOR + 0.800% 03/15/2020	2.120%	5,000,000	5,073,180
Thermo Fisher Scientific, Inc.
02/01/2019	2.400%	6,000,000	6,032,274
Total			21,112,174
Healthcare Insurance 1.6%
Aetna, Inc.(b)
3-month USD LIBOR + 0.650% 12/08/2017	1.967%	8,000,000	8,004,674
Anthem, Inc.
01/15/2018	1.875%	8,000,000	8,003,632
UnitedHealth Group, Inc.
07/16/2018	1.900%	8,000,000	8,016,872
Total			24,025,178
Independent Energy 0.3%
Canadian Natural Resources Ltd.
01/15/2018	1.750%	4,510,000	4,510,095
Integrated Energy 2.2%
BP Capital Markets PLC(b)
3-month USD LIBOR + 0.350% 08/14/2018	1.659%	10,000,000	10,022,590
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	1.526%	5,640,000	5,659,227
Petro-Canada
05/15/2018	6.050%	8,450,000	8,644,603
Total Capital S.A.
08/10/2018	2.125%	9,082,000	9,116,584
Total			33,443,004
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.7%
American International Group, Inc.
01/16/2018	5.850%	6,704,000	6,761,051
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.220% 09/19/2019	1.537%	6,000,000	6,006,054
New York Life Global Funding(a)
04/27/2018	1.300%	8,000,000	7,992,024
Pricoa Global Funding I(a)
09/21/2018	1.900%	8,000,000	8,012,568
Principal Life Global Funding II(a),(b)
3-month USD LIBOR + 0.300% 05/21/2018	1.616%	6,984,000	6,994,371
Voya Financial, Inc.
02/15/2018	2.900%	5,154,000	5,170,478
Total			40,936,546
Media and Entertainment 1.0%
21st Century Fox America, Inc.
05/18/2018	7.250%	7,925,000	8,154,128
Discovery Communications LLC(c)
09/20/2019	2.418%	5,000,000	5,032,170
Thomson Reuters Corp.
07/15/2018	6.500%	1,750,000	1,806,952
Total			14,993,250
Midstream 1.1%
Enterprise Products Operating LLC
05/07/2018	1.650%	6,370,000	6,367,955
Kinder Morgan Finance Co. LLC(a)
01/15/2018	6.000%	6,000,000	6,048,774
TransCanada PipeLines Ltd.(b)
3-month USD LIBOR + 0.790% 01/12/2018	2.147%	5,000,000	5,006,440
Total			17,423,169
Natural Gas 0.5%
Sempra Energy
06/15/2018	6.150%	8,000,000	8,215,712
Office REIT 0.5%
Boston Properties LP
11/15/2018	3.700%	7,000,000	7,107,233
Pharmaceuticals 2.7%
AbbVie, Inc.
05/14/2018	1.800%	7,000,000	7,004,039

6	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allergan Funding SCS(b)
3-month USD LIBOR + 1.080% 03/12/2018	2.390%	5,000,000	5,013,475
Amgen, Inc.(b)
3-month USD LIBOR + 0.320% 05/10/2019	1.629%	6,000,000	6,019,242
Baxalta, Inc.(b)
3-month USD LIBOR + 0.780% 06/22/2018	1.936%	850,000	852,757
Baxalta, Inc.
06/22/2018	2.000%	5,000,000	5,007,845
Gilead Sciences, Inc.
09/04/2018	1.850%	8,500,000	8,511,475
Merck & Co., Inc.(b)
3-month USD LIBOR + 0.360% 05/18/2018	1.677%	5,000,000	5,007,690
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	1.673%	3,400,000	3,414,661
Total			40,831,184
Property & Casualty 1.6%
Berkshire Hathaway Finance Corp.(b)
3-month USD LIBOR + 0.250% 01/11/2019	1.606%	8,000,000	8,019,920
Chubb Corp. (The)
05/15/2018	5.750%	8,000,000	8,175,864
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	5,875,000	6,144,980
Travelers Companies, Inc. (The)
05/15/2018	5.800%	1,720,000	1,758,031
Total			24,098,795
Railroads 0.6%
Canadian National Railway Co.(b)
3-month USD LIBOR + 0.170% 11/14/2017	1.479%	5,528,000	5,528,267
Union Pacific Corp.
11/15/2017	5.750%	4,430,000	4,437,297
Total			9,965,564
Refining 0.1%
Marathon Petroleum Corp.
12/14/2018	2.700%	1,032,000	1,038,523
Retail REIT 0.5%
Simon Property Group LP
02/01/2019	2.200%	8,000,000	8,036,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.6%
CVS Health Corp.
07/20/2018	1.900%	7,000,000	7,008,274
Lowe’s Companies, Inc.(b)
3-month USD LIBOR + 0.600% 09/14/2018	1.919%	8,000,000	8,038,672
Target Corp.
01/15/2018	6.000%	1,000,000	1,009,154
Wal-Mart Stores, Inc.
02/15/2018	5.800%	7,999,000	8,101,027
Total			24,157,127
Technology 3.0%
Apple, Inc.(b)
3-month USD LIBOR + 0.140% 08/02/2019	1.453%	10,000,000	10,015,590
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.500% 03/01/2019	1.816%	8,000,000	8,050,936
IBM Credit LLC
09/06/2019	1.625%	7,000,000	6,977,397
Oracle Corp.(b)
3-month USD LIBOR + 0.580% 01/15/2019	1.939%	10,000,000	10,068,900
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.360% 05/20/2019	1.676%	10,000,000	10,034,080
Total			45,146,903
Wireless 0.5%
Rogers Communications, Inc.
08/15/2018	6.800%	7,000,000	7,277,823
Wirelines 2.0%
AT&T, Inc.
03/11/2019	2.300%	13,000,000	13,053,378
Deutsche Telekom International Finance BV
08/20/2018	6.750%	8,000,000	8,317,032
Orange SA
02/06/2019	2.750%	8,000,000	8,088,000
Verizon Communications, Inc.(b)
3-month USD LIBOR + 1.750% 09/14/2018	3.069%	760,000	770,912
Total			30,229,322
Total Corporate Bonds & Notes (Cost $798,328,510)			799,326,862

CMG Ultra Short Term Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Foreign Government Obligations 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.1%
Province of Ontario
01/18/2019	1.625%	8,000,000	7,986,992
Province of Quebec
05/14/2018	4.625%	8,000,000	8,129,520
Total			16,116,512
Total Foreign Government Obligations (Cost $16,149,165)			16,116,512

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 0.000% 02/01/2036	2.994%	154,722	163,540
Federal National Mortgage Association(b)
12-month USD LIBOR + 0.000% 03/01/2034	3.755%	132,202	134,982
Total Residential Mortgage-Backed Securities - Agency (Cost $285,794)			298,522

Residential Mortgage-Backed Securities - Non-Agency 1.0%

COLT Mortgage Loan Trust(a),(d)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	2,160,045	2,189,777
Mill City Mortgage Trust(a)
Series 2015-2 Class A1
09/25/2057	3.000%	2,965,555	2,973,499
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2017-1 Class A1
1-month USD LIBOR + 0.850% 07/10/2019	2.085%	10,400,000	10,402,908
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,545,317)			15,566,184

U.S. Government & Agency Obligations 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks
06/25/2018	1.220%	27,750,000	27,708,930
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	1.289%	69,550,000	69,676,859
Federal Home Loan Mortgage Corp.
06/13/2018	4.875%	12,320,000	12,584,511
Total U.S. Government & Agency Obligations (Cost $109,879,053)			109,970,300

U.S. Treasury Obligations 6.0%

U.S. Treasury
01/31/2018	0.875%	44,775,000	44,743,232
05/15/2018	1.000%	46,575,000	46,501,991
Total U.S. Treasury Obligations (Cost $91,265,745)			91,245,223

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(f)	102,164,141	102,164,141
Total Money Market Funds (Cost $102,161,789)		102,164,141
Total Investments (Cost: $1,563,215,341)		1,564,085,860
Other Assets & Liabilities, Net		(40,402,030)
Net Assets		1,523,683,830

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $350,647,884, which represents 23.01% of net assets.
(b)	Variable rate security.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2017.
8	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	60,146,968	357,189,542	(315,172,369)	102,164,141	3,662	(3,663)	185,035	102,164,141
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CMG Ultra Short Term Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	383,073,983	—	—	383,073,983
Commercial Mortgage-Backed Securities - Non-Agency	—	46,324,133	—	—	46,324,133
Corporate Bonds & Notes	—	799,326,862	—	—	799,326,862
Foreign Government Obligations	—	16,116,512	—	—	16,116,512
Residential Mortgage-Backed Securities - Agency	—	298,522	—	—	298,522
Residential Mortgage-Backed Securities - Non-Agency	—	15,566,184	—	—	15,566,184
U.S. Government & Agency Obligations	—	109,970,300	—	—	109,970,300
U.S. Treasury Obligations	91,245,223	—	—	—	91,245,223
Money Market Funds	—	—	—	102,164,141	102,164,141
Total Investments	91,245,223	1,370,676,496	—	102,164,141	1,564,085,860
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
8,299,655			8,299,655
10	CMG Ultra Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.7%
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	300,000	318,681
United States 8.1%
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	255,188
AT&T, Inc.
06/30/2022	3.000%	250,000	253,530
ConAgra Foods, Inc.
01/25/2023	3.200%	196,000	199,497
CSX Corp.
06/01/2021	4.250%	250,000	264,633
CVS Health Corp.
06/01/2021	2.125%	250,000	246,392
Five Corners Funding Trust(a)
11/15/2023	4.419%	250,000	269,762
Kellogg Co.
12/01/2023	2.650%	300,000	297,341
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	405,573
Scripps Networks Interactive, Inc.
06/15/2020	2.800%	500,000	503,825
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	306,389
Sysco Corp.
07/15/2021	2.500%	250,000	251,167
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	248,010
Total			3,501,307
Total Corporate Bonds & Notes (Cost $3,762,974)			3,819,988

Floating Rate Notes 2.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 1.1%
New York City Water & Sewer System(b),(c)
Revenue Bonds
VRDN Series 2010 (U.S. Bank)
06/15/2043	0.920%	250,000	250,000
State of New York Mortgage Agency(b),(c),(d)
Revenue Bonds
VRDN Series 2006-139 (JPMorgan Chase Bank) AMT
10/01/2037	0.970%	240,000	240,000
Total			490,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pennsylvania 1.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)(b),(c)
Revenue Bonds
Childrens Hospital
VRDN Series 2012 (Wells Fargo Bank)
07/01/2041	0.900%	500,000	500,000
Total Floating Rate Notes (Cost $990,000)			990,000

Municipal Bonds 82.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.3%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	295,035
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	290,397
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	293,055
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	236,816
Water Works Board of the City of Birmingham (The)
Refunding Revenue Bonds
Subordinated Series 2016B
01/01/2030	5.000%	250,000	298,410
Total			1,413,713
Arizona 2.0%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2035	5.375%	250,000	252,630
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	107,426
02/15/2046	5.000%	210,000	223,913

Columbia U.S. Social Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	299,112
Total			883,081
California 8.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	339,324
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	300,735
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	250,000	277,397
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	266,268
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	300,365
Jurupa Unified School District
Unlimited General Obligation Bonds
Series 2015A
08/01/2023	5.000%	225,000	268,339
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	453,084
Monterey Regional Waste Management Authority(d)
Revenue Bonds
Series 2015B AMT
04/01/2021	4.000%	250,000	269,940
Pajaro Valley Water Management Agency
Refunding Revenue Bonds
Series 2015 (AGM)
03/01/2022	5.000%	250,000	287,685
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	301,344
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuolumne Wind Project Authority
Refunding Revenue Bonds
Tuolumne Wind Project
Series 2016A
01/01/2029	5.000%	300,000	370,764
West Kern Community College District
Unlimited General Obligation Refunding Bonds
Series 2015A (AGM)
11/01/2024	5.000%	250,000	304,025
Total			3,739,270
Colorado 0.7%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	296,408
Connecticut 0.6%
State of Connecticut Clean Water Fund-State Revolving Fund
Revenue Bonds
Green Bonds
Series 2015A
03/01/2019	5.000%	250,000	262,873
District of Columbia 1.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2023	5.000%	250,000	292,772
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	270,168
Total			562,940
Florida 3.0%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	268,718
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	150,000	156,456
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	572,665

2	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	293,302
Total			1,291,141
Georgia 1.8%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	274,475
Georgia Housing & Finance Authority(d)
Refunding Revenue Bonds
Series 2015A-2 AMT
06/01/2020	2.000%	500,000	505,470
Total			779,945
Guam 0.6%
Guam Government Waterworks Authority(e)
Refunding Revenue Bonds
Series 2014A
07/01/2035	5.000%	150,000	162,332
Revenue Bonds
Series 2016
07/01/2036	5.000%	100,000	108,456
Total			270,788
Idaho 1.2%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	279,270
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	230,000	242,820
Total			522,090
Illinois 6.7%
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	333,501
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	277,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	340,797
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	688,334
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	279,477
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	169,970
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	250,000	252,318
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	572,970
Total			2,914,892
Indiana 1.2%
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	243,228
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	289,957
Total			533,185
Kentucky 1.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	399,473
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	246,810
Total			646,283

Columbia U.S. Social Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 3.7%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	455,692
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	364,842
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	339,831
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	457,352
Total			1,617,717
Maine 0.6%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	246,315
Maryland 4.7%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	322,152
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	341,679
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2036	5.000%	250,000	281,750
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	287,223
The John Hopkins Health System
Series 2015
05/15/2019	5.000%	250,000	264,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	528,487
Total			2,026,101
Massachusetts 2.0%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	349,806
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	274,300
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	250,000	252,517
Total			876,623
Michigan 1.3%
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	281,990
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	287,375
Total			569,365
Minnesota 2.8%
City of Minneapolis Minnesota(f)
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	100,000	99,976
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/2021	5.000%	250,000	279,320
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	100,000	100,378

4	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	249,425
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	250,242
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	238,785
Total			1,218,126
Mississippi 2.1%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	293,015
City of Gulfport
Unlimited General Obligation Refunding Bonds
Water & Sewer
Series 2015
07/01/2021	5.000%	250,000	280,220
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	322,452
Total			895,687
Missouri 2.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	449,424
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	195,000	202,469
St. Louis County Industrial Development Authority
Improvement Refunding Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/2028	5.000%	200,000	210,674
Total			862,567
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.6%
Nebraska Investment Finance Authority
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	255,923
Nevada 0.7%
Las Vegas Valley Water District
Limited General Obligation Refunding Bonds
Water Improvement
Series 2016A
06/01/2041	5.000%	250,000	291,273
New Jersey 0.7%
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	302,379
New Mexico 0.7%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	282,025
New York 7.6%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	295,630
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	539,745
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	313,059
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/2026	5.000%	250,000	303,352
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	292,120
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	356,424

Columbia U.S. Social Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	309,840
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	359,619
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	286,820
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	250,320
Total			3,306,929
North Carolina 0.7%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	300,688
North Dakota 0.9%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	365,000	372,691
Ohio 2.9%
American Municipal Power, Inc.
Green Revenue Bonds
Meldahl Hydroelectric Project
Series 2016
02/15/2027	5.000%	250,000	296,095
City of Akron
Refunding Revenue Bonds
Community Learning Centers
Series 2016
12/01/2029	5.000%	300,000	356,826
City of Cleveland Water Pollution Control
Revenue Bonds
Green Bonds
Series 2016
11/15/2041	5.000%	250,000	286,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	297,142
Total			1,236,683
Pennsylvania 3.9%
Capital Region Water
Refunding Revenue Bonds
Series 2016A (BAM)
07/15/2029	5.000%	250,000	296,237
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	371,244
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	274,673
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	222,290
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	285,317
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	260,185
Total			1,709,946
Rhode Island 1.4%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	353,799
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	260,210
Total			614,009

6	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 0.6%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2020	5.000%	250,000	275,765
Tennessee 0.5%
Tennessee Housing Development Agency
Revenue Bonds
Series 2015-1C
01/01/2022	2.450%	230,000	236,410
Texas 5.1%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	293,440
Austin Community College District Public Facility Corp.
Refunding Revenue Bonds
Series 2015
08/01/2019	5.000%	250,000	266,688
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	559,660
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Hospital
Series 2015
10/01/2021	5.000%	250,000	283,712
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	250,000	270,615
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (Permenant School Fund Guarantee)
02/15/2022	5.000%	250,000	287,307
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	271,750
Total			2,233,172
Washington 2.8%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	266,642
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Snoqualmie Valley Hospital
Series 2015A
12/01/2035	6.000%	200,000	203,830
Klickitat County Public Hospital District No. 2
Improvement Refunding Revenue Bonds
Skyline Hospital
Series 2017
12/01/2032	5.000%	400,000	412,448
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	344,454
Total			1,227,374
Wisconsin 2.1%
Milwaukee Redevelopment Authority
Revenue Bonds
Milwaukee Public Schools
Series 2016A
11/15/2026	5.000%	220,000	267,212
Series 2017
11/15/2033	5.000%	250,000	289,960
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2035	4.750%	250,000	262,405
Wisconsin Health & Educational Facilities Authority(f)
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	99,858
Total			919,435
Total Municipal Bonds (Cost $35,260,761)			35,993,812

Total Investments (Cost $40,013,735)	40,803,800
Other Assets & Liabilities, Net	2,607,372
Net Assets	$43,411,172

Columbia U.S. Social Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
At October 31, 2017, securities and/or cash totaling $47,700 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(6)	12/2017	USD	(927,840)	16,675	—
U.S. Treasury 10-Year Note	(30)	12/2017	USD	(3,773,246)	50,784	—
Total					67,459	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $1,541,194, which represents 3.55% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $270,788, which represents 0.62% of net assets.
(f)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
8	Columbia U.S. Social Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	3,819,988	—	3,819,988
Floating Rate Notes	—	990,000	—	990,000
Municipal Bonds	—	35,993,812	—	35,993,812
Total Investments	—	40,803,800	—	40,803,800
Derivatives
Asset
Futures Contracts	67,459	—	—	67,459
Total	67,459	40,803,800	—	40,871,259
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia U.S. Social Bond Fund | Quarterly Report 2017	9

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date December 21, 2017